REVENUES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue Recognition [Abstract]
Educational programs		¥ 831,106	$ 127,739	¥ 618,326	¥ 451,411
Franchise revenues	[1]	100,013	15,372	63,532	60,793
Others		38,156	5,864	29,135	17,265
Revenues		¥ 969,275	$ 148,975	¥ 710,993	¥ 529,469

[1]	Initial franchise fees amounted to RMB16,518, RMB15,566, and RMB23,302 (US$3,581), and recurring franchise fees amounted to RMB44,275, RMB47,966, and RMB76,711 (US$11,791) for the years ended December 31, 2015, 2016 and 2017, respectively.